Investing Activities (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of Marketable Securities

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Common stocks	$-	$8	$8
Total	$-	$8	$8

Schedule of noncurrent marketable securities

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$688	$2,573	$3,261
Total	$688	$2,573	$3,261

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$1,615	$2,310	$3,925
Total	$1,615	$2,310	$3,925